Organization and Principal Activities (Details) - Schedule of Subsidiaries	6 Months Ended
Sep. 30, 2024
Solowin Holdings [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 23, 2021
Percentage of effective ownership
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Solomon JFZ (Asia) Holdings Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 25, 2016
Percentage of effective ownership	100.00%
Place of incorporation	Hong Kong
Principal activities	Securities dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 04, 2023
Percentage of effective ownership	100.00%
Place of incorporation	Hong Kong
Principal activities	Wealth management and financial planning services